RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 146,151	$ 53,969	$ 50,679
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,216	3,402	3,687
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	38,459	37,069	29,484
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	2,552	3,636	3,783
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	31,955	8,708	12,325
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	23	1,154	62
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	0	0	1,338
TFG Marine [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 69,946	$ 0	$ 0